Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2026
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2026	2025
	£m	£m
Contingent liabilities and commitments
Guarantees	2,790	2,810
Other contingent liabilities	1,559	1,548
Standby facilities, credit lines and other commitments	147,827	142,765
Total	152,176	147,123